Property and Equipment, Net - Schedule of Property and Equipment, Net (Parentheticals) (Details)	Mar. 31, 2025	Dec. 31, 2024
Computer and office equipment (Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful life	5 years	5 years
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful life	2 years	5 years